Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Communication Services - 7.6%
Alphabet, Inc. - Class A(a)	27,846	$3,901,225
Alphabet, Inc. - Class C(a)	23,437	3,323,367
AT&T, Inc.	33,639	595,074
Charter Communications, Inc. - Class A(a)	471	174,604
Comcast Corp. - Class A	18,891	879,187
Electronic Arts, Inc.	1,148	157,942
Fox Corp. - Class A	1,159	37,436
Fox Corp. - Class B	608	18,246
Interpublic Group of Cos., Inc.	1,799	59,349
Live Nation Entertainment, Inc.(a)	667	59,263
Match Group, Inc.(a)	1,269	48,704
Meta Platforms, Inc. - Class A(a)	10,439	4,072,670
Netflix, Inc.(a)	2,054	1,158,682
News Corp. - Class A	1,788	44,056
News Corp. - Class B	533	13,629
Omnicom Group, Inc.	928	83,873
Paramount Global - Class B	2,265	33,046
Take-Two Interactive Software, Inc.(a)	738	121,718
T-Mobile US, Inc.	2,383	384,211
Verizon Communications, Inc.	19,773	837,387
Walt Disney Co.	8,595	825,550
Warner Bros Discovery, Inc.(a)	10,437	104,579
		16,933,798

Consumer Discretionary - 8.8%
Airbnb, Inc. - Class A(a)	2,041	294,190
Amazon.com, Inc.(a)	42,780	6,639,455
Aptiv PLC(a)	1,330	108,169
AutoZone, Inc.(a)	77	212,684
Bath & Body Works, Inc.	1,059	45,177
Best Buy Co., Inc.	909	65,893
Booking Holdings, Inc.(a)	153	536,643
BorgWarner, Inc.	1,105	37,460
Caesars Entertainment, Inc.(a)	1,006	44,133
CarMax, Inc.(a)	741	52,744
Carnival Corp.(a)	4,734	78,490
Chipotle Mexican Grill, Inc.(a)	120	289,052
Darden Restaurants, Inc.	557	90,557
Domino's Pizza, Inc.	153	65,212
DR Horton, Inc.	1,411	201,646
eBay, Inc.	2,440	100,211
Etsy, Inc.(a)	555	36,941
Expedia Group, Inc.(a)	616	91,371
Ford Motor Co.	18,491	216,715
Garmin Ltd.	716	85,555
General Motors Co.	6,441	249,911
Genuine Parts Co.	647	90,729
Hasbro, Inc.	602	29,468
Hilton Worldwide Holdings, Inc.	1,199	228,961
Home Depot, Inc.	4,701	1,659,264
Las Vegas Sands Corp.	1,723	84,289
Lennar Corp. - Class A	1,172	175,624
LKQ Corp.	1,248	58,244
Lowe's Cos., Inc.	2,712	577,222
Lululemon Athletica, Inc.(a)	535	242,794
Marriott International, Inc.	1,156	277,128
McDonald's Corp.	3,407	997,297
MGM Resorts International	1,275	55,297
Mohawk Industries, Inc.(a)	247	25,750
Nike, Inc. - Class B	5,758	584,610
Norwegian Cruise Line Holdings Ltd.(a)	2,000	35,600
NVR, Inc.(a)	14	99,054
O'Reilly Automotive, Inc.(a)	274	280,316
Pool Corp.	170	63,113
PulteGroup, Inc.	1,005	105,083
Ralph Lauren Corp.	174	24,999
Ross Stores, Inc.	1,590	223,045
Royal Caribbean Cruises Ltd.(a)	1,108	141,269
Starbucks Corp.	5,371	499,664
Tapestry, Inc.	1,067	41,389
Tesla Motors, Inc.(a)	13,000	2,434,769
TJX Cos., Inc.	5,377	510,331
Tractor Supply Co.	504	113,198
Ulta Beauty, Inc.(a)	231	115,974
VF Corp.	1,554	25,579
Whirlpool Corp.	255	27,928
Wynn Resorts Ltd.	451	42,588
Yum! Brands, Inc.	1,306	169,114
		19,581,899

Consumer Staples - 5.2%
Altria Group, Inc.	8,312	333,477
Archer-Daniels-Midland Co.	2,503	139,117
Brown-Forman Corp. - Class B	849	46,610
Bunge Global SA	682	60,077
Campbell Soup Co.	921	41,104
Church & Dwight Co., Inc.	1,155	115,327
Clorox Co.	574	83,374
Coca-Cola Co.	18,296	1,088,429
Colgate-Palmolive Co.	3,867	325,601
Conagra Brands, Inc.	2,245	65,442
Constellation Brands, Inc. - Class A	754	184,790
Costco Wholesale Corp.	2,076	1,442,571
Dollar General Corp.	1,022	134,976
Dollar Tree, Inc.(a)	976	127,485
Estee Lauder Cos., Inc.	1,080	142,549
General Mills, Inc.	2,730	177,204
Hershey Co.	702	135,865
Hormel Foods Corp.	1,360	41,303
J M Smucker Co.	495	65,117
Kellanova	1,231	67,410
Kenvue, Inc.	8,100	168,156
Keurig Dr Pepper, Inc.	4,731	148,743
Kimberly-Clark Corp.	1,586	191,858
Kroger Co.	3,111	143,542
Lamb Weston Holdings, Inc.	680	69,659
McCormick & Co., Inc.	1,177	80,224
Molson Coors Beverage Co. - Class B	859	53,078
Mondelez International, Inc.	6,388	480,825
Monster Beverage Corp.(a)	3,465	190,644
PepsiCo, Inc.	6,464	1,089,378
Philip Morris International, Inc.	7,303	663,478
Procter & Gamble Co.	11,086	1,742,053
Sysco Corp.	2,362	191,157
Target Corp.	2,161	300,552
The Kraft Heinz Co.	3,737	138,755
Tyson Foods, Inc. - Class A	1,340	73,378
Walgreens Boots Alliance, Inc.	3,370	76,061
Walmart, Inc.	6,706	1,108,167
		11,727,536

Energy - 3.2%
APA Corp.	1,435	44,959
Baker Hughes Co.	4,728	134,748
Chevron Corp.	8,255	1,217,035
ConocoPhillips	5,582	624,458
Coterra Energy, Inc.	3,537	88,001
Devon Energy Corp.	3,006	126,312
Diamondback Energy, Inc.	830	127,604
EOG Resources, Inc.	2,738	311,557
EQT Corp.	1,923	68,074
Exxon Mobil Corp.	18,843	1,937,248
Halliburton Co.	4,211	150,122
Hess Corp.	1,289	181,143
Kinder Morgan, Inc.	9,097	153,921
Marathon Oil Corp.	2,748	62,792
Marathon Petroleum Corp.	1,785	295,596
Occidental Petroleum Corp.	3,105	178,755
ONEOK, Inc.	2,730	186,323
Phillips 66	2,064	297,856
Pioneer Natural Resources Co.	1,085	249,366
Schlumberger Ltd.	6,714	326,972
Targa Resources Corp.	1,039	88,273
Valero Energy Corp.	1,597	221,823
Williams Cos., Inc.	5,712	197,978
		7,270,916

Financials - 11.3%
Aflac, Inc.	2,498	210,681
Allstate Corp.	1,222	189,716
American Express Co.	2,706	543,202
American International Group, Inc.	3,290	228,688
Ameriprise Financial, Inc.	474	183,357
Aon PLC	938	279,927
Arch Capital Group Ltd.(a)	1,743	143,675
Arthur J Gallagher & Co.	1,006	233,553
Assurant, Inc.	246	41,316
Bank of America Corp.	32,389	1,101,550
Bank of New York Mellon Corp.	3,614	200,432
Berkshire Hathaway, Inc. - Class B(a)	8,550	3,280,978
BlackRock, Inc.	645	499,430
Blackstone, Inc.	3,340	415,663
Brown & Brown, Inc.	1,111	86,169
Capital One Financial Corp.	1,790	242,223
Cboe Global Markets, Inc.	493	90,638
Charles Schwab Corp.	6,993	440,000
Chubb Ltd.	1,911	468,196
Cincinnati Financial Corp.	733	81,216
Citigroup, Inc.	8,996	505,305
Citizens Financial Group, Inc.	2,181	71,319
CME Group, Inc.	1,685	346,840
Comerica, Inc.	608	31,969
Discover Financial Services	1,171	123,564
Everest Group Ltd.	190	73,144
FactSet Research Systems, Inc.	167	79,479
Fidelity National Information Services, Inc.	2,779	173,021
Fifth Third Bancorp	3,197	109,465
Fiserv, Inc.(a)	2,813	399,080
FleetCor Technologies, Inc.(a)	332	96,257
Franklin Resources, Inc.	1,326	35,311
Global Payments, Inc.	1,217	162,141
Globe Life, Inc.	390	47,900
Goldman Sachs Group, Inc.	1,522	584,463
Hartford Financial Services Group, Inc.	1,409	122,527
Huntington Bancshares, Inc.	6,802	86,589
Intercontinental Exchange, Inc.	2,689	342,390
Invesco Ltd.	2,108	33,370
Jack Henry & Associates, Inc.	334	55,387
JPMorgan Chase & Co.	13,595	2,370,424
KeyCorp.	4,391	63,801
Loews Corp.	850	61,931
M&T Bank Corp.	773	106,751
MarketAxess Holdings, Inc.	166	37,435
Marsh & McLennan Cos., Inc.	2,314	448,546
Mastercard, Inc. - Class A	3,887	1,746,157
MetLife, Inc.	2,923	202,622
Moody's Corp.	735	288,149
Morgan Stanley	5,934	517,682
MSCI, Inc.	362	216,700
Nasdaq, Inc.	1,597	92,259
Northern Trust Corp.	968	77,092
PayPal Holdings, Inc.(a)	5,060	310,431
PNC Financial Services Group, Inc.	1,866	282,158
Principal Financial Group, Inc.	1,022	80,840
Progressive Corp.	2,747	489,653
Prudential Financial, Inc.	1,690	177,332
Raymond James Financial, Inc.	884	97,399
Regions Financial Corp.	4,364	81,476
S&P Global, Inc.	1,512	677,905
Signature Bank(a)	150	225
State Street Corp.	1,445	106,742
SVB Financial Group(a)	141	10
Synchrony Financial	1,936	75,252
T Rowe Price Group, Inc.	1,042	113,005
Travelers Cos., Inc.	1,063	224,676
Truist Financial Corp.	6,269	232,329
US Bancorp	7,323	304,197
Visa, Inc. - Class A	7,487	2,045,898
W R Berkley Corp.	953	78,032
Wells Fargo & Co.	17,084	857,275
Willis Towers Watson PLC	483	118,963
Zions Bancorp	694	29,079
		25,052,557

Health Care - 10.9%
Abbott Laboratories	8,152	922,399
AbbVie, Inc.	8,299	1,364,356
Agilent Technologies, Inc.	1,373	178,627
Align Technology, Inc.(a)	327	87,414
Amgen, Inc.	2,511	789,107
Baxter International, Inc.	2,376	91,927
Becton Dickinson & Co.	1,362	325,259
Biogen, Inc.(a)	680	167,729
Bio-Rad Laboratories, Inc. - Class A(a)	92	29,522
Bio-Techne Corp.	738	51,896
Boston Scientific Corp.(a)	6,886	435,608
Bristol-Myers Squibb Co.	9,571	467,735
Cardinal Health, Inc.	1,155	126,114
Catalent, Inc.(a)	837	43,223
Cencora, Inc.	776	180,560
Centene Corp.(a)	2,509	188,953
Charles River Laboratories International, Inc.(a)	240	51,907
Cigna Corp.	1,373	413,204
Cooper Cos., Inc.	232	86,543
CVS Health Corp.	6,038	449,046
Danaher Corp.	3,080	738,923
DaVita, Inc.(a)	251	27,148
Dentsply Sirona, Inc.	989	34,368
DexCom, Inc.(a)	1,814	220,129
Edwards Lifesciences Corp.(a)	2,841	222,933
Elevance Health, Inc.	1,105	545,251
Eli Lilly & Co.	3,738	2,413,289
GE HealthCare Technologies, Inc.	1,836	134,689
Gilead Sciences, Inc.	5,854	458,134
HCA Healthcare, Inc.	928	282,947
Henry Schein, Inc.(a)	602	45,054
Hologic, Inc.(a)	1,149	85,532
Humana, Inc.	570	215,494
IDEXX Laboratories, Inc.(a)	379	195,215
Illumina, Inc.(a)	741	105,970
Incyte Corp.(a)	862	50,660
Insulet Corp.(a)	321	61,269
Intuitive Surgical, Inc.(a)	1,648	623,307
IQVIA Holdings, Inc.(a)	850	176,996
Johnson & Johnson	11,322	1,799,066
Laboratory Corp. of America Holdings	387	86,030
McKesson Corp.	615	307,432
Medtronic PLC	6,255	547,563
Merck & Co., Inc.	11,910	1,438,490
Mettler-Toledo International, Inc.(a)	95	113,733
Moderna, Inc.(a)	1,559	157,537
Molina Healthcare, Inc.(a)	271	96,595
Pfizer, Inc.	26,565	719,380
Quest Diagnostics, Inc.	523	67,169
Regeneron Pharmaceuticals, Inc.(a)	500	471,390
ResMed, Inc.	690	131,238
Revvity, Inc.	571	61,200
STERIS PLC	463	101,374
Stryker Corp.	1,587	532,407
Teleflex, Inc.	221	53,665
Thermo Fisher Scientific, Inc.	1,814	977,710
UnitedHealth Group, Inc.	4,342	2,221,975
Universal Health Services, Inc. - Class B	282	44,784
Vertex Pharmaceuticals, Inc.(a)	1,205	522,223
Viatris, Inc.	5,636	66,336
Waters Corp.(a)	274	87,053
West Pharmaceutical Services, Inc.	339	126,457
Zimmer Biomet Holdings, Inc.	976	122,586
Zoetis, Inc.	2,150	403,792
		24,345,622

Industrials - 7.4%
3M Co.	2,588	244,178
A O Smith Corp.	568	44,082
Allegion PLC	400	49,556
American Airlines Group, Inc.(a)	3,062	43,572
AMETEK, Inc.	1,074	174,042
Automatic Data Processing, Inc.	1,925	473,127
Axon Enterprise, Inc.(a)	324	80,695
Boeing Co.(a)	2,673	564,110
Broadridge Financial Solutions, Inc.	546	111,493
Builders FirstSource, Inc.(a)	567	98,505
Carrier Global Corp.	3,935	215,284
Caterpillar, Inc.	2,388	717,140
Ceridian HCM Holding, Inc.(a)	729	50,680
CH Robinson Worldwide, Inc.	541	45,493
Cintas Corp.	395	238,805
Copart, Inc.(a)	4,102	197,060
CSX Corp.	9,297	331,903
Cummins, Inc.	666	159,374
Deere & Co.	1,251	492,369
Delta Air Lines, Inc.	3,018	118,125
Dover Corp.	645	96,608
Eaton Corp. PLC	1,870	460,170
Emerson Electric Co.	2,679	245,745
Equifax, Inc.	570	139,274
Expeditors International of Washington, Inc.	682	86,157
Fastenal Co.	2,685	183,198
FedEx Corp.	1,076	259,628
Fortive Corp.	1,646	128,684
Generac Holdings, Inc.(a)	284	32,282
General Dynamics Corp.	1,055	279,564
General Electric Co.	5,118	677,726
Honeywell International, Inc.	3,100	627,006
Howmet Aerospace, Inc.	1,835	103,237
Hubbell, Inc.	250	83,893
Huntington Ingalls Industries, Inc.	174	45,052
IDEX Corp.	347	73,391
Illinois Tool Works, Inc.	1,277	333,169
Ingersoll Rand, Inc.	1,897	151,494
Jacobs Solutions, Inc.	582	78,436
JB Hunt Trasport Services, Inc.	372	74,765
Johnson Controls International PLC	3,194	168,292
L3Harris Technologies, Inc.	891	185,702
Leidos Holdings, Inc.	635	70,148
Lockheed Martin Corp.	1,030	442,292
Masco Corp.	1,046	70,385
Nordson Corp.	252	63,433
Norfolk Southern Corp.	1,053	247,708
Northrop Grumman Corp.	666	297,542
Old Dominion Freight Line, Inc.	409	159,927
Otis Worldwide Corp.	1,916	169,451
PACCAR, Inc.	2,458	246,759
Parker-Hannifin Corp.	593	275,449
Paychex, Inc.	1,501	182,717
Paycom Software, Inc.	230	43,755
Pentair PLC	770	56,341
Quanta Services, Inc.	682	132,342
Republic Services, Inc.	957	163,762
Robert Half, Inc.	494	39,293
Rockwell Automation, Inc.	533	134,998
Rollins, Inc.	1,306	56,563
RTX Corp.	6,758	615,789
Snap-On, Inc.	246	71,323
Southwest Airlines Co.	2,795	83,543
Stanley Black & Decker, Inc.	717	66,896
Textron, Inc.	919	77,848
Trane Technologies PLC	1,063	267,929
TransDigm Group, Inc.	257	280,819
Uber Technologies, Inc.(a)	9,580	625,287
Union Pacific Corp.	2,854	696,176
United Airlines Holdings, Inc.(a)	1,530	63,311
United Parcel Service, Inc. - Class B	3,398	482,176
United Rentals, Inc.	312	195,125
Veralto Corp.	1,021	78,300
Verisk Analytics, Inc.	681	164,482
W.W. Grainger, Inc.	194	173,754
Waste Management, Inc.	1,714	318,170
Westinghouse Air Brake Technologies Corp.	832	109,466
Xylem, Inc.	1,132	127,282
		16,313,607

Information Technology - 25.4%
Accenture PLC - Class A	2,948	1,072,717
Adobe, Inc.(a)	2,133	1,317,725
Advanced Micro Devices, Inc.(a)	7,597	1,273,941
Akamai Technologies, Inc.(a)	706	87,000
Amphenol Corp.	2,805	283,586
Analog Devices, Inc.	2,337	449,545
ANSYS, Inc.(a)	395	129,493
Apple, Inc.	68,789	12,684,693
Applied Materials, Inc.	3,924	644,713
Arista Networks, Inc.(a)	1,180	305,242
Autodesk, Inc.(a)	997	253,049
Broadcom, Inc.	2,059	2,429,620
Cadence Design System, Inc.(a)	1,270	366,344
CDW Corp.	617	139,886
Cisco Systems, Inc.	19,057	956,280
Cognizant Technology Solutions Corp.	2,350	181,232
Corning, Inc.	3,608	117,224
Enphase Energy, Inc.(a)	631	65,706
EPAM Systems, Inc.(a)	268	74,533
F5, Inc.(a)	277	50,885
Fair Isaac Corp.(a)	108	129,474
First Solar, Inc.(a)	498	72,857
Fortinet, Inc.(a)	2,991	192,890
Gartner, Inc.(a)	357	163,306
Gen Digital, Inc.	2,652	62,269
Hewlett Packard Enterprise Co.	6,031	92,214
HP, Inc.	4,085	117,280
Intel Corp.	19,825	854,061
International Business Machines Corp.	4,290	787,901
Intuit, Inc.	1,306	824,517
Jabil, Inc.	587	73,545
Juniper Networks, Inc.	1,490	55,070
Keysight Technologies, Inc.(a)	823	126,133
KLA Corp.	628	373,057
Lam Research Corp.	608	501,703
Microchip Technology, Inc.	2,539	216,272
Micron Technology, Inc.	5,161	442,556
Microsoft Corp.	34,968	13,902,578
Monolithic Power Systems, Inc.	225	135,612
Motorola Solutions, Inc.	773	246,974
NetApp, Inc.	975	85,020
NVIDIA Corp.	11,614	7,145,747
NXP Semiconductors NV	1,205	253,737
ON Semiconductor Corp.(a)	2,023	143,896
Oracle Corp.	7,464	833,729
Palo Alto Networks, Inc.(a)	1,453	491,855
PTC, Inc.(a)	551	99,538
Qorvo, Inc.(a)	457	45,581
QUALCOMM, Inc.	5,226	776,113
Roper Technologies, Inc.	498	267,426
salesforce.com, Inc.(a)	4,567	1,283,738
Seagate Technology Holdings PLC	913	78,226
ServiceNow, Inc.(a)	959	734,019
Skyworks Solutions, Inc.	744	77,718
Synopsys, Inc.(a)	712	379,745
TE Connectivity Ltd.	1,454	206,744
Teledyne Technologies, Inc.(a)	222	92,900
Teradyne, Inc.	715	69,062
Texas Instruments, Inc.	4,268	683,392
Trimble, Inc.(a)	1,166	59,303
Tyler Technologies, Inc.(a)	184	77,786
VeriSign, Inc.(a)	406	80,745
Western Digital Corp.(a)	1,513	86,619
Zebra Technologies Corp.(a)	240	57,492
		56,363,814

Materials - 2.0%
Air Products & Chemicals, Inc.	1,034	264,404
Albemarle Corp.	544	62,419
Amcor PLC	6,790	64,030
Avery Dennison Corp.	368	73,398
Ball Corp.	1,474	81,733
Celanese Corp.	469	68,610
CF Industries Holdings, Inc.	898	67,808
Corteva, Inc.	3,301	150,129
Dow, Inc.	3,287	176,183
DuPont de Nemours, Inc.	2,022	124,960
Eastman Chemical Co.	550	45,953
Ecolab, Inc.	1,188	235,485
FMC Corp.	577	32,427
Freeport-McMoRan, Inc.	6,740	267,511
International Flavors & Fragrances, Inc.	1,194	96,332
International Paper Co.	1,622	58,116
Linde PLC	2,276	921,393
LyondellBasell Industries NV	1,198	112,756
Martin Marietta Materials, Inc.	286	145,408
Mosaic Co.	1,525	46,833
Newmont Goldcorp Corp.	5,398	186,285
Nucor Corp.	1,153	215,530
Packaging Corp. of America	410	68,011
PPG Industries, Inc.	1,109	156,413
Sherwin-Williams Co.	1,107	336,949
Steel Dynamics, Inc.	712	85,931
Vulcan Materials Co.	612	138,318
Westrock Co.	1,199	48,272
		4,331,597

Real Estate - 0.1%
CBRE Group, Inc.(a)	1,426	123,078
CoStar Group, Inc.(a)	1,912	159,614
		282,692

Utilities - 1.9%
AES Corp.	3,146	52,475
Alliant Energy Corp.	1,194	58,100
Ameren Corp.	1,228	85,432
American Electric Power Co., Inc.	2,470	193,006
American Water Works Co., Inc.	914	113,354
Atmos Energy Corp.	696	79,302
CenterPoint Energy, Inc.	2,964	82,814
CMS Energy Corp.	1,369	78,252
Consolidated Edison, Inc.	1,618	147,076
Constellation Energy Corp.	1,492	182,024
Dominion Energy, Inc.	3,925	179,451
DTE Energy Co.	964	101,625
Duke Energy Corp.	3,621	347,000
Edison International	1,800	121,464
Entergy Corp.	987	98,463
Evergy, Inc.	1,069	54,273
Eversource Energy	1,636	88,704
Exelon Corp.	4,681	162,946
FirstEnergy Corp.	2,416	88,619
NextEra Energy, Inc.	9,643	565,369
NiSource, Inc.	1,934	50,226
NRG Energy, Inc.	1,052	55,798
PG&E Corp.	10,030	169,206
Pinnacle West Capital Corp.	527	36,310
PPL Corp.	3,458	90,600
Public Service Enterprise Group, Inc.	2,337	135,523
Sempra	2,956	211,531
Southern Co.	5,128	356,499
WEC Energy Group, Inc.	1,475	119,121
Xcel Energy, Inc.	2,586	154,824
		4,259,387
TOTAL COMMON STOCKS (Cost $163,928,407)		186,463,425

U.S. TREASURY OBLIGATIONS - 9.3%	Par
United States Treasury Note/Bond
1.50%, 02/29/2024	6,500,000	6,480,441
0.38%, 09/15/2024	4,000,000	3,887,617
1.75%, 03/15/2025	5,500,000	5,330,059
4.63%, 03/15/2026	5,000,000	5,043,359
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,722,704)		20,741,476

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares
Alexandria Real Estate Equities, Inc.	731	88,378
American Tower Corp.	2,181	426,713
AvalonBay Communities, Inc.	668	119,579
Boston Properties, Inc.	678	45,087
Camden Property Trust	498	46,732
Crown Castle, Inc.	2,038	220,614
Digital Realty Trust, Inc.	1,418	199,172
Equinix, Inc.	442	366,758
Equity Residential	1,620	97,508
Essex Property Trust, Inc.	296	69,048
Extra Space Storage, Inc.	986	142,418
Federal Realty Investment Trust	337	34,283
Healthpeak Properties, Inc.	2,565	47,453
Host Hotels & Resorts, Inc.	3,318	63,772
Invitation Homes, Inc.	2,702	88,977
Iron Mountain, Inc.	1,370	92,502
Kimco Realty Corp.	2,912	58,822
Mid-America Apartment Communities, Inc.	542	68,498
Prologis, Inc.	4,338	549,580
Public Storage	739	209,277
Realty Income Corp.	3,399	184,872
Regency Centers Corp.	765	47,943
SBA Communications Corp.	503	112,602
Simon Property Group, Inc.	1,522	210,964
UDR, Inc.	1,417	51,040
Ventas, Inc.	1,884	87,399
VICI Properties, Inc.	4,865	146,534
Welltower, Inc.	2,591	224,147
Weyerhaeuser Co.	3,427	112,303
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,355,646)		4,212,975

SHORT-TERM INVESTMENTS - 2.0%
U.S. Treasury Bills - 2.0%	Par
5.43%, 03/07/2024(b)	4,500,000	4,476,979
TOTAL SHORT-TERM INVESTMENTS (Cost $4,476,771)		4,476,979

TOTAL INVESTMENTS - 97.0% (Cost $193,483,528)		$215,894,855
Other Assets in Excess of Liabilities – 3.0%		6,656,250
TOTAL NET ASSETS - 100.0%		$222,551,105

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown is the effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

 Schedule of Open Futures Contracts
January 31, 2024 (Unaudited)
Description	Number of Contracts	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Futures Index	579	12/20/2024	$10,335,150	$670,870
S&P 500 Annual Dividend Futures Index	579	12/19/2025	10,400,288	936,227
S&P 500 Annual Dividend Futures Index	579	12/18/2026	10,284,487	70,777
				$1,677,874

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 186,463,425	$ -	$ -	$ -	$ 186,463,425
Real Estate Investment Trusts	4,212,975	-	-	-	4,212,975
U.S. Treasury Obligations	-	20,741,476	-	-	20,741,476
Short Term Investments	-	4,476,979	-	-	4,476,979
Total Investments in Securities	$ 190,676,400	$ 20,741,476	$ -	$ -	$ 215,894,855

Other Financial Instruments *
Futures Contracts	$ 1,677,874	$ -	$ -	$ -	$ 1,677,874
Total	$ 1,677,874	$ -	$ -	$ -	$ 1,677,874

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as future contracts which are reflected at the unrealized appreciation on the instruments.

Refer to the Schedule of Investments for industry classifications.